Other liabilities and provisions (Details) - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other liabilities and provisions
Liabilities, fair value	$ 53,000,000	$ 84,000,000
Senior management [member]
Other liabilities and provisions
Non-current provision for senior management incentive programs	$ 17,000,000	10,000,000
Earnout Shares
Other liabilities and provisions
Period over which Earnout Shares are to be issued	5 years
Earnout Shares | Maximum
Other liabilities and provisions
Shares issued under contingent earn out liability	60,730
Earnout Shares | Option Pricing
Other liabilities and provisions
Change in valuation	$ 13,000,000	53,000,000
Earnout Shares | Option Pricing | Other Liabilities
Other liabilities and provisions
Liabilities, fair value	$ 10,000,000	$ 23,000,000
Earnout Shares | Option Pricing | Risk-free rate
Other liabilities and provisions
Valuation assumption	0.04	0.04
Earnout Shares | Option Pricing | Volatility for shares, measurement input
Other liabilities and provisions
Valuation assumption	0.59	0.49
Percentage of reasonably possible increase in unobservable input	5.00%
Percentage of reasonably possible decrease in unobservable input	5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input	$ 4,000,000	$ 10,000,000
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input	$ (4,000,000)	(10,000,000)
Earnout Shares | Year 1
Other liabilities and provisions
Value per share of Earnout Shares	$ 13
Earnout Shares | Year 2
Other liabilities and provisions
Value per share of Earnout Shares	15
Earnout Shares | Year 3
Other liabilities and provisions
Value per share of Earnout Shares	16.5
Earnout Shares | Year 4
Other liabilities and provisions
Value per share of Earnout Shares	18
Earnout Shares | Year 5
Other liabilities and provisions
Value per share of Earnout Shares	19.5
AMP Private Warrants
Other liabilities and provisions
Exercise price of warrants	$ 11.5
Warrant exercise period	5 years
AMP Private Warrants | Option Pricing
Other liabilities and provisions
Change in valuation	$ 1,000,000	5,000,000
Warrant liability	$ 1,000,000	$ 2,000,000
AMP Private Warrants | Option Pricing | Risk-free rate
Other liabilities and provisions
Valuation assumption	0.04	0.04
AMP Private Warrants | Option Pricing | Volatility for shares, measurement input
Other liabilities and provisions
Valuation assumption	0.59	0.49
Percentage of reasonably possible increase in unobservable input	5.00%	5.00%
Percentage of reasonably possible decrease in unobservable input	5.00%	5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input		$ 0
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input		0
NOMOQ - Put and call arrangements
Other liabilities and provisions
Fair value of put and call arrangements valuation	$ 7,000,000	$ 8,000,000